SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Small-Cap Equity ETFTM

Schwab Emerging Markets Equity ETFTM

Supplement dated March 5, 2014 to the

Prospectus dated December 27, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 5, 2014, the management fees of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Small-Cap Equity ETF	0.20%	0.19%
Schwab Emerging Markets Equity ETF	0.15%	0.14%

Accordingly, the following changes to the Prospectus are effective March 5, 2014:

1. Schwab International Small-Cap Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19
Other expenses	None

Total annual fund operating expenses	0.19

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$19	$61	$107	$243

2. Schwab Emerging Markets Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.14
Other expenses	None

Total annual fund operating expenses	0.14

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$14	$45	$79	$179

3. The table following the second paragraph under the “Fund management” section on page 22 of the Prospectus is revised to reflect the reduction of the management fee applicable to Schwab International Small-Cap Equity ETF from 0.20% to 0.19% and Schwab Emerging Markets Equity ETF from 0.15% to 0.14%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG79775-00 (03/14) © 2014 All Rights Reserved 00113548

SCHWAB STRATEGIC TRUST

Schwab Equity ETFs

Schwab International Small-Cap Equity ETFTM

Schwab Emerging Markets Equity ETFTM

Supplement dated March 5, 2014 to the

Statement of Additional Information dated December 27, 2013, as supplemented February 28, 2014

(the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective March 5, 2014, the management fees of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Small-Cap Equity ETF	0.20%	0.19%
Schwab Emerging Markets Equity ETF	0.15%	0.14%

Accordingly, effective March 5, 2014, the table following the third paragraph under the “Advisory Agreement” section beginning on page 32 of the SAI is revised to reflect the reduction of the management fee applicable to Schwab International Small-Cap Equity ETF from 0.20% to 0.19% and Schwab Emerging Markets Equity ETF from 0.15% to 0.14%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG79776-00 (03/14) © 2014 All Rights Reserved

00113549